Plant, Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Plant, Property and Equipment, net
Schedule of plant, property and equipment, net

	December 31,
	2017	2016
Land and land improvements	$72,963	$76,704
Buildings and leasehold improvements	187,521	177,705
Machinery and equipment	1,913,020	1,741,552
Construction-in-process	54,863	99,172

	2,228,367	2,095,133
Less accumulated depreciation and amortization	774,760	653,576

Plant, property, and equipment, net	$1,453,607	$1,441,557